Investment in uranium	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method Text Block Abstract
Investment in uranium
5.	Investment in uranium

During the year ended December 31, 2021, the Company entered into purchase agreements to acquire a total of 300,000 pounds of physical uranium as U3O8 for a total of $9,076,000 including associated expenses to be held as a long-term investment.

During the year ended December 31, 2021, the Company sold 200,000 pounds of physical uranium as U3O8 for gross proceeds of $6,975,000 and a gain of $524,075.

During the year ended December 31, 2022, the Company sold 100,000 pounds of physical uranium as U3O8 for gross proceeds of $4,245,000 and a gain of $35,000.

Investments in uranium are categorized in Level 2 of the fair value hierarchy (Note 17).

The following table summarizes the fair value of the physical uranium investment:

Investment in uranium
$
Balance, December 31, 2020	-

Physical uranium	9,076,000
Fair value adjustment	1,554,000
Gain on sale of uranium	524,075
Sale of uranium investment	(6,975,000)
Currency translation adjustment	30,925
Balance, December 31, 2021	4,210,000

Sale of uranium investment	(4,245,000)
Gain on sale of uranium	35,000
Currency translation adjustment	-
Balance, December 31, 2022	-

Deposits on uranium investment:

On February 15, 2022, the Company entered into a Uranium Concentrates purchase Agreement with an arm’s length party whereby the Company will purchase 200,000 pounds of uranium concentrate from the seller for total consideration of $8,750,000 ($43.75/pound). The contract required an initial payment of $2,000,000, which was paid in March 2022, and will require a final payment of $6,750,000 on March 31, 2023.

On August 4, 2022, the Company entered into a Uranium Concentrates purchase Agreement with an arm’s length party whereby the Company will purchase 100,000 pounds of uranium concentrate from the seller for total consideration of $4,900,000 ($49.00/pound). The contract required an initial payment of $1,000,000, which was paid in August 2022, and will require a final payment of $3,900,000 two days prior to the delivery date, which shall occur between May 1, 2023 and August 31, 2023.

On December 15, 2022, the Company entered into a Uranium concentrates purchase agreement with an arm’s length party whereby the Company will purchase 100,000 pounds of uranium concentrate from the seller for total consideration of $5,922,500 ($59.225/pound) in January 2023.

	Purchase Commitments in Pounds	Total Purchase Price
Fiscal 2023	400,000	$19,572,500
Fiscal 2024	-	-
Fiscal 2025	-	-
Fiscal 2026	-	-
Fiscal 2027	-	-